CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income (loss)	$ 19,475	$ 13,704	$ 44,631	$ 33,995
Unrealized gains (losses) on cash flow hedge	1,967	(2,885)	(13,847)	(15,819)
Income tax benefit (expense)	(61)	(60)	(190)	(177)
Other comprehensive income (loss)	1,906	(2,945)	(14,037)	(15,996)
Comprehensive income (loss)	21,381	10,759	30,594	17,999
Preferred unitholders' interest in net income	3,681	3,482	11,017	10,224
Limited partners' interest in comprehensive income (loss)	$ 17,700	$ 7,277	$ 19,577	$ 7,775